CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2019		$ 19,303	$ 20	$ 19,355	$ (25)	$ (72)	$ 25	$ (72)
Net income/(loss)		(479)		(479)
Other comprehensive income/(loss)		(72)			(7)	(23)	(42)	(72)
Total comprehensive income/(loss)		(551)		(479)	(7)	(23)	(42)	(72)
Equity-based compensation		42		42
Other movements	[2]	(21)		2		(23)		(23)
Total other movements		21		44		(23)		(23)
Ending balance at Jun. 30, 2020		18,773	20	18,920	(32)	(118)	(17)	(167)
Beginning balance at Dec. 31, 2020		18,822	20	18,899	(32)	(109)	44	(97)
Net income/(loss)		235		235
Other comprehensive income/(loss)		(3)				15	(18)	(3)
Total comprehensive income/(loss)		232		235		15	(18)	(3)
Dividends		(53)		(53)
Equity-based compensation		47		47
Other movements	[2]	16		4		12		12
Total other movements		10		(2)		12		12
Ending balance at Jun. 30, 2021		$ 19,064	$ 20	$ 19,132	$ (32)	$ (82)	$ 26	$ (88)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting. The current year includes an adjustment to actuarial gains to recognize plan assets related to the separation of a pension plan in the spin-off from Novartis but which were not previously recorded. The prior year includes an adjustment to actuarial (losses) for other post-employment benefit obligation assumption changes directly related to the spin-off on April 9, 2019 but which was not recorded at that time.